Postretirement Benefits Other Than Pensions - Net Postretirement Benefit Expense Components (Detail) (Other Postretirement Benefit Plans, Defined Benefit [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Service cost	$ 42	$ 46	$ 51
Interest cost	790	1,052	1,045
Amortization of net actuarial loss	491	2
Amortization of prior service cost	(682)	(678)	(244)
Curtailment gain	(310)
Net postretirement benefit expense	$ 331	$ 422	$ 852